Document and Entity Information Document	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	American Water Works Company, Inc.
Entity File Number	001-34028
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0063696
Entity Address, Address Line One	1 Water Street
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08102-1658
City Area Code	856
Local Phone Number	955-4001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001410636
Amendment Flag	false